S000014682 [Member] Investment Objectives and Goals - Western Asset SMASh Series C Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Western Asset SMASh Series C Fund (“SMASh Series C Fund”)
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.